Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Schedule of Intangible Assets, Net
	Goodwill	PPA*	Others	Total
	$ Thousands
Cost
Balance as at January 1, 2024	213,737	136,414	30,466	380,617
Additions	-	-	6,615	6,615
Impairment	(5,258)	-	(1,049)	(6,307)
Translation differences	(78)	-	(14)	(92)
Others	-	-	(634)	(634)
Deconsolidation*	(126,364)	(136,414)	(19,281)	(282,059)
Balance as at December 31, 2024	82,037	-	16,103	98,140
Additions	-	-	3,300	3,300
Impairment	-	-		-
Translation differences	8,680	-	2,364	11,044
Others	-	-	(130)	(130)
Balance as at December 31, 2025	90,717	-	21,637	112,354

Amortization
Balance as at January 1, 2024	21,455	32,631	5,247	59,333
Amortization for the year	-	10,788	1,924	12,712
Translation differences	-	-	(6)	(6)
Reclassification	-	1,354	(1,354)	-
Others	-	-	(622)	(622)
Deconsolidation*	-	(44,773)	(313)	(45,086)
Balance as at December 31, 2024	21,455	-	4,876	26,331
Amortization for the year	-	-	1,953	1,953
Translation differences	-	-	741	741
Reclassification	-	-	-	-
Others	-	-	(130)	(130)
Balance as at December 31, 2025	21,455	-	7,440	28,895

Carrying value
As at January 1, 2024	192,282	103,783	25,219	321,284
As at December 31, 2024	60,582	-	11,227	71,809
As at December 31, 2025	69,262	-	14,197	83,459

*       Relates to the power purchase agreement from the acquisition of CPV Keenan, which is part of the CPV Group.
**     Relates to deconsolidation of CPV Renewable. Refer to Note 10 for further information.

Schedule of Carrying Amounts of Intangible Assets
	As at December 31,
	2025	2024
	$ Thousands
Intangible assets with a finite useful life	14,192	11,222
Intangible assets with an indefinite useful life	69,267	60,587
	83,459	71,809